Columbia Global Opportunities Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 59.4%
Issuer	Shares	Value ($)
Argentina 0.1%
Grupo Financiero Galicia SA, ADR(a)	3,171	191,528
Australia 0.5%
Northern Star Resources Ltd.	65,981	810,490
Paladin Energy Ltd.(a)	76,221	285,997
Santos Ltd.	130,913	503,277
Total		1,599,764
Austria 0.1%
Kontron AG	10,598	257,532
Brazil 1.3%
Banco BTG Pactual SA	46,789	315,519
Embraer SA, ADR(a)	7,031	323,004
Itaú Unibanco Holding SA, ADR	93,538	590,225
JBS S/A	53,940	416,776
MercadoLibre, Inc.(a)	434	1,011,589
NU Holdings Ltd., Class A(a)	59,233	736,266
Petroleo Brasileiro SA, ADR	24,416	275,657
WEG SA	20,495	162,619
Total		3,831,655
Canada 0.7%
Cameco Corp.	12,660	571,599
Celestica, Inc.(a),(b)	2,291	195,537
Energy Fuels, Inc.(a)	34,858	157,558
Lightspeed Commerce, Inc.(a)	4,621	45,286
Pan American Silver Corp.(b)	20,346	512,312
Vermilion Energy, Inc.	15,473	93,302
Whitecap Resources, Inc.	96,387	546,748
Total		2,122,342
China 3.4%
Alibaba Group Holding Ltd.	79,800	1,191,417
BOC Hong Kong Holdings Ltd.	149,000	618,109
BYD Co., Ltd., Class H	17,000	807,436
Contemporary Amperex Technology Co., Ltd., Class A	16,200	517,973
Eastroc Beverage Group Co., Ltd., Class A	16,730	658,714
Full Truck Alliance Co., Ltd., ADR	31,970	363,179
Fuyao Glass Industry Group Co., Ltd., Class A	33,700	269,621
Common Stocks (continued)
Issuer	Shares	Value ($)
GDS Holdings Ltd., ADR(a)	3,410	85,966
KE Holdings, Inc., ADR	6,386	129,636
Meituan, Class B(a)	11,200	185,443
PDD Holdings, Inc., ADR(a)	4,700	496,179
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,100	154,244
Sieyuan Electric Co., Ltd., Class A	34,200	339,246
Tencent Holdings Ltd.	37,900	2,321,411
Trip.com Group Ltd., ADR	12,144	716,375
WuXi XDC Cayman, Inc.(a)	20,000	94,235
Xiaomi Corp.(a)	154,600	989,781
Yutong Bus Co., Ltd.	39,000	144,123
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	44,700	207,728
ZJK Industrial Co., Ltd.(a)	19,081	79,949
Total		10,370,765
Denmark 0.2%
Novo Nordisk A/S, Class B	8,806	588,783
Finland 0.2%
UPM-Kymmene OYJ	23,621	625,628
France 1.6%
AXA SA	19,079	902,359
Cie de Saint-Gobain SA	6,235	677,857
Eiffage SA	6,112	831,676
Sanofi SA	9,194	1,005,748
Societe Generale SA	17,439	909,252
TotalEnergies SE	6,590	375,335
Total		4,702,227
Germany 0.5%
Duerr AG	6,951	164,557
Fresenius Medical Care AG	10,131	515,420
KION Group AG	8,535	363,215
LANXESS AG	6,165	185,098
TeamViewer SE(a)	17,734	272,443
Total		1,500,733

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 1.0%
Eurobank Ergasias Services and Holdings SA	308,392	875,224
JUMBO SA	20,100	633,014
National Bank of Greece SA	132,551	1,406,826
Total		2,915,064
Hong Kong 0.2%
Techtronic Industries Co., Ltd.	13,000	130,832
WH Group Ltd.	456,546	408,247
Total		539,079
India 2.0%
360 ONE WAM Ltd.	43,248	503,756
Bajaj Finance Ltd.	3,045	310,701
Bharat Electronics Ltd.	55,752	207,371
Bharti Airtel Ltd.	31,052	684,953
CG Power & Industrial Solutions Ltd.	31,520	233,598
Cholamandalam Investment and Finance Co., Ltd.	9,993	176,750
Eternal Ltd.(a)	73,257	200,503
GAIL India Ltd.	135,011	301,822
HDFC Bank Ltd., ADR	2,549	185,287
ICICI Bank Ltd., ADR	32,649	1,095,701
Macrotech Developers Ltd.	22,006	346,243
MakeMyTrip, Ltd.(a)	2,138	224,105
Max Healthcare Institute Ltd.	30,393	394,327
PB Fintech Ltd.(a)	9,062	174,121
Phoenix Mills Ltd. (The)	27,905	549,266
REC Ltd.	50,808	253,614
Varun Beverages Ltd.	19,948	123,157
Total		5,965,275
Indonesia 0.1%
PT Bank Central Asia Tbk	410,300	218,153
Ireland 0.2%
AIB Group PLC	76,666	515,277
Israel 0.3%
Check Point Software Technologies Ltd.(a)	4,597	1,009,317
Italy 0.2%
Buzzi SpA	11,206	587,228
Japan 3.9%
Common Stocks (continued)
Issuer	Shares	Value ($)
Amano Corp.	11,100	323,189
Hitachi Ltd.	16,400	405,335
ITOCHU Corp.	17,000	869,430
Kakaku.com, Inc.	23,200	410,312
Kinden Corp.	14,900	385,675
Komatsu Ltd.	19,100	552,364
Macnica Holdings, Inc.	39,900	554,749
MatsukiyoCocokara & Co.	32,300	592,919
Mitsubishi UFJ Financial Group, Inc.	63,400	798,785
Niterra Co., Ltd.	16,200	504,417
Nomura Holdings, Inc.	50,000	278,678
Otsuka Corp.	31,100	689,769
PAL GROUP Holdings Co., Ltd.	12,300	338,432
Sankyo Co., Ltd.	59,500	905,623
Sanwa Holdings Corp.	16,400	538,292
Shimamura Co., Ltd.	10,300	685,352
Ship Healthcare Holdings, Inc.	21,600	313,361
Sumitomo Corp.	9,500	231,956
Suzuken Co., Ltd.	19,600	708,102
TBS Holdings, Inc.	17,800	597,107
TOPPAN Holdings, Inc.	25,800	724,272
USS Co., Ltd.	51,600	514,336
Total		11,922,455
Malaysia 0.2%
CIMB Group Holdings Bhd	145,400	240,187
Tenaga Nasional Bhd	94,500	303,925
Total		544,112
Mexico 0.4%
Arca Continental SAB de CV	29,320	308,787
BBB Foods, Inc., Class A(a)	16,027	489,785
Qualitas Controladora SAB de CV	12,191	134,869
Vista Energy SAB de CV, ADR(a)	4,020	181,583
Total		1,115,024
Netherlands 1.5%
ASM International NV	1,117	545,975
ASR Nederland NV	14,528	916,700
ING Groep NV	41,431	804,562
Koninklijke Ahold Delhaize NV	14,403	591,374
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prosus NV, Class N(a)	16,802	787,755
Shell PLC	29,677	957,728
Total		4,604,094
Norway 0.1%
SalMar ASA	8,158	403,128
Philippines 0.1%
BDO Unibank, Inc.	142,590	409,242
Poland 0.4%
Dino Polska SA(a)	1,543	216,309
Powszechna Kasa Oszczednosci Bank Polski SA	53,655	1,031,568
Total		1,247,877
Portugal 0.0%
Banco Comercial Portugues SA	220,464	141,008
Russian Federation —%
Detsky Mir PJSC(a),(c),(d),(e)	290,936	—
Lukoil PJSC(c),(d),(e),(f)	2,750	—
Total		—
Singapore 0.3%
DBS Group Holdings Ltd.	18,160	590,004
Venture Corp., Ltd.	42,600	378,161
Total		968,165
South Africa 0.2%
Capitec Bank Holdings Ltd.	2,049	380,307
Impala Platinum Holdings Ltd.(a)	40,431	240,449
Total		620,756
South Korea 1.0%
Coupang, Inc., Class A(a)	13,846	323,581
HD Hyundai Electric Co., Ltd.	1,920	417,840
Samsung Biologics Co., Ltd.(a)	415	307,129
Samsung Electronics Co., Ltd.	26,011	1,014,885
SK Hynix, Inc.	5,698	710,957
Youngone Corp.	8,663	288,870
Total		3,063,262
Spain 0.3%
Endesa SA	25,406	763,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 0.9%
Landis+Gyr Group AG(a)	4,823	310,201
Nestlé SA, Registered Shares	3,287	349,860
Novartis AG, Registered Shares	4,521	515,653
Roche Holding AG, Genusschein Shares	998	326,333
TE Connectivity PLC	7,651	1,119,953
Total		2,622,000
Taiwan 2.3%
Accton Technology Corp.	18,753	349,300
Alchip Technologies Ltd.	2,000	133,651
ASE Technology Holding Co., Ltd.	64,000	272,717
ASPEED Technology, Inc.	2,000	188,153
Chroma ATE, Inc.	16,000	146,260
E Ink Holdings, Inc.	14,000	97,798
Elite Material Co., Ltd.	9,000	156,631
eMemory Technology, Inc.	7,000	563,651
MediaTek, Inc.	14,000	594,903
Parade Technologies Ltd.	20,000	338,056
Sea Ltd. ADR(a)	1,151	154,292
Taiwan Semiconductor Manufacturing Co., Ltd.	135,530	3,840,182
Total		6,835,594
Turkey 0.1%
BIM Birlesik Magazalar AS	23,162	272,113
United Arab Emirates 0.4%
Emaar Properties PJSC	364,349	1,301,911
United Kingdom 1.9%
AstraZeneca PLC, ADR	15,816	1,135,431
DCC PLC	7,675	501,622
Flutter Entertainment PLC(a)	2,941	708,752
Imperial Brands PLC	7,801	320,099
JD Sports Fashion PLC	366,576	385,933
Just Group PLC	107,074	201,960
Marex Group PLC	2,369	105,065
Marks & Spencer Group PLC	168,630	876,294
TP Icap Group PLC	208,590	716,285
Vodafone Group PLC	586,730	576,579
WPP PLC	25,524	197,876
Total		5,725,896

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 32.7%
ACADIA Pharmaceuticals, Inc.(a)	6,692	97,703
Adobe, Inc.(a)	3,147	1,180,062
Alphabet, Inc., Class C	24,904	4,006,805
Amazon.com, Inc.(a)	21,875	4,034,187
Ameren Corp.	10,529	1,044,898
Apple, Inc.	25,595	5,438,937
Aris Water Solutions, Inc.	8,996	224,540
AT&T, Inc.	58,253	1,613,608
ATI, Inc.(a)	2,909	158,191
Atlantic Union Bankshares Corp.	12,534	347,192
Avista Corp.	12,093	501,497
Bank of America Corp.	33,154	1,322,182
Beyond, Inc.(a)	19,727	80,289
Blackrock, Inc.	1,810	1,654,811
Boston Scientific Corp.(a)	11,546	1,187,737
Bristol-Myers Squibb Co.	19,256	966,651
Brixmor Property Group, Inc.	14,569	362,914
Broadcom, Inc.	6,161	1,185,808
Burford Capital Ltd.	35,999	488,866
Carriage Services, Inc.	10,272	410,469
Casella Waste Systems, Inc., Class A(a)	2,227	261,561
Cencora, Inc.	3,238	947,665
Certara, Inc.(a)	15,981	221,497
Champion Homes, Inc.(a)	2,610	225,765
Charles River Laboratories International, Inc.(a)	606	71,884
Chart Industries, Inc.(a)	378	51,022
Cintas Corp.	5,932	1,255,686
Cirrus Logic, Inc.(a)	2,943	282,646
Citigroup, Inc.	17,068	1,167,110
Cohu, Inc.(a)	2,285	36,560
Constellation Brands, Inc., Class A	4,778	896,066
Construction Partners, Inc., Class A(a)	1,293	106,207
Datadog, Inc., Class A(a)	6,090	622,154
Devon Energy Corp.	28,620	870,334
Diversified Energy Co. PLC	14,688	185,026
Domo, Inc., Class B(a)	14,157	105,187
DTE Energy Co.	8,406	1,151,622
Eaton Corp. PLC	3,688	1,085,637
Common Stocks (continued)
Issuer	Shares	Value ($)
Eli Lilly & Co.	2,535	2,278,838
Empire State Realty Trust, Inc., Class A	36,177	257,580
Energy Recovery, Inc.(a)	20,039	309,603
Enerpac Tool Group Corp.	966	38,997
Entergy Corp.	11,885	988,475
Equinix, Inc.	1,248	1,074,216
Essent Group Ltd.	2,567	146,139
Exxon Mobil Corp.	15,975	1,687,439
Figs, Inc., Class A(a)	49,460	199,324
First BanCorp	7,876	318,663
Formfactor, Inc.(a)	3,608	101,529
FTI Consulting, Inc.(a)	840	139,675
General Dynamics Corp.	3,420	930,650
General Motors Co.	20,898	945,426
Gitlab, Inc., Class A(a)	8,585	400,662
Glaukos Corp.(a)	1,858	175,117
Globant SA(a)	1,110	130,503
Goldman Sachs Group, Inc. (The)	2,602	1,424,725
Hanesbrands, Inc.(a)	16,707	76,685
Hanover Insurance Group, Inc. (The)	1,340	222,574
Hartford Insurance Group, Inc. (The)	12,448	1,526,996
Healthpeak Properties, Inc.	55,260	985,838
Hilton Worldwide Holdings, Inc.	4,235	954,908
IDACORP, Inc.	1,353	159,776
Impinj, Inc.(a)	2,967	273,350
Insmed, Inc.(a)	7,469	537,768
Installed Building Products, Inc.	197	32,669
Integer Holdings Corp.(a)	1,776	224,327
Intuitive Surgical, Inc.(a)	2,315	1,194,077
Jazz Pharmaceuticals PLC(a)	5,138	600,940
JPMorgan Chase & Co.	9,149	2,238,028
Kontoor Brands, Inc.	1,622	97,563
Lamb Weston Holdings, Inc.	2,155	113,806
Latham Group, Inc.(a)	27,601	150,839
Lazard, Inc.	3,687	143,424
LendingTree, Inc.(a)	6,159	317,743
Liquidity Services, Inc.(a)	3,126	99,344
Maravai LifeSciences Holdings, Inc., Class A(a)	13,589	27,450
MasterCard, Inc., Class A	4,420	2,422,425
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Match Group, Inc.	3,228	95,742
Matthews International Corp., Class A	8,082	165,277
Meta Platforms, Inc., Class A	5,576	3,061,224
Microsoft Corp.	16,330	6,454,596
Middleby Corp. (The)(a)	1,318	175,755
Moelis & Co., ADR, Class A	6,936	371,631
nCino, Inc.(a)	4,706	109,179
NIKE, Inc., Class B	9,618	542,455
NPK International, Inc.(a)	55,727	322,102
nVent Electric PLC	1,834	100,705
NVIDIA Corp.	49,181	5,356,795
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,392	147,705
ON Semiconductor Corp.(a)	15,317	608,085
OneSpan, Inc.	7,079	105,265
Palo Alto Networks, Inc.(a)	6,594	1,232,616
Parker-Hannifin Corp.	1,685	1,019,526
Personalis, Inc.(a)	21,574	81,550
Primo Brands Corp., Class A	23,529	768,692
Procter & Gamble Co. (The)	9,102	1,479,712
Progyny, Inc.(a)	8,792	200,809
Quanex Building Products Corp.	12,874	211,649
Quanterix Corp.(a)	13,694	78,877
Realty Income Corp.	17,873	1,034,132
Republic Services, Inc.	6,704	1,681,028
Revolution Medicines, Inc.(a)	4,897	197,741
Rogers Corp.(a)	2,140	132,273
ServiceNow, Inc.(a)	1,385	1,322,689
Shake Shack, Inc., Class A(a)	1,225	107,482
Simulations Plus, Inc.	2,253	77,391
Sirius XM Holdings, Inc.	5,635	120,702
SiTime Corp.(a)	1,363	200,170
SkyWater Technology, Inc.(a)	7,477	53,012
Stanley Black & Decker, Inc.	11,582	695,152
Starwood Property Trust, Inc.	9,207	176,682
Structure Therapeutics, Inc., ADR(a)	4,422	119,394
Synopsys, Inc.(a)	2,286	1,049,297
Tesla, Inc.(a)	1,626	458,792
The Chefs’ Warehouse(a)	3,681	209,707
Thermo Fisher Scientific, Inc.	2,483	1,065,207
Common Stocks (continued)
Issuer	Shares	Value ($)
TJX Companies, Inc. (The)	12,547	1,614,548
Union Pacific Corp.	4,806	1,036,462
Uranium Energy Corp.(a)	22,576	118,524
Utz Brands, Inc.	16,621	220,893
Vertex Pharmaceuticals, Inc.(a)	2,292	1,167,774
Viking Therapeutics, Inc.(a)	3,176	91,691
Voya Financial, Inc.	3,519	208,325
Walmart, Inc.	16,978	1,651,110
WillScot Holdings Corp.	6,899	173,303
Xcel Energy, Inc.	15,067	1,065,237
Xometry, Inc., Class A(a)	6,703	171,865
Yelp, Inc.(a)	3,375	118,395
Zurn Elkay Water Solutions Corp.	1,646	55,898
Total		98,883,890
Vietnam 0.1%
FPT Corp.	38,500	162,835
Vietnam TechnologicaL & Commercial Joint Stock Bank	146,800	149,094
Total		311,929
Total Common Stocks (Cost $150,248,992)		179,295,814

Exchange-Traded Equity Funds 1.7%
	Shares	Value ($)
United States 1.7%
iShares MSCI Canada ETF	124,268	5,275,177
Total Exchange-Traded Equity Funds (Cost $3,042,080)		5,275,177

Exchange-Traded Fixed Income Funds 4.6%

United States 4.6%
iShares iBoxx $ High Yield Corporate Bond ETF	81,237	6,385,228
iShares JPMorgan USD Emerging Markets Bond ETF	83,138	7,479,095
Total		13,864,323
Total Exchange-Traded Fixed Income Funds (Cost $13,621,366)		13,864,323

Fixed Income Funds 2.9%

High Yield 2.9%
Columbia High Yield Bond Fund, Institutional 3 Class(g)	800,454	8,684,931
Total Fixed Income Funds (Cost $8,583,306)		8,684,931

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)

Foreign Government Obligations(h),(i) 9.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Kingdom of Belgium Government Bond(j)
06/22/2035	3.100%	EUR	500,000	569,824
06/22/2055	3.500%	EUR	250,000	267,823
Total				837,647
Canada 1.2%
Canadian Government Bond
06/01/2034	3.000%	CAD	4,870,000	3,521,242
China 1.8%
China Development Bank
06/18/2030	3.090%	CNY	7,000,000	1,029,826
07/18/2032	2.960%	CNY	2,300,000	342,534
China Government Bond
11/21/2029	3.130%	CNY	20,220,000	2,990,886
05/21/2030	2.680%	CNY	5,000,000	725,838
05/25/2033	2.670%	CNY	3,000,000	443,943
Total				5,533,027
France 1.3%
French Republic Government Bond OAT(j)
11/25/2034	3.000%	EUR	2,005,000	2,251,806
05/25/2035	3.200%	EUR	1,000,000	1,136,086
05/25/2045	3.250%	EUR	644,000	687,353
Total				4,075,245
Germany 0.7%
Bundesrepublik Deutschland Bundesanleihe(j)
08/15/2034	2.600%	EUR	1,108,000	1,274,886
02/15/2035	2.500%	EUR	700,000	796,847
Total				2,071,733
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	741,502
Italy 0.5%
Italy Buoni Poliennali Del Tesoro(j)
08/01/2035	3.650%	EUR	1,350,000	1,544,523
Japan 0.8%
Japan Government 10-Year Bond
06/20/2034	1.100%	JPY	140,850,000	975,062
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	353,045
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	149,700,000	773,654
06/20/2048	0.700%	JPY	57,650,000	283,036
Total				2,384,797
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.7%
Mexican Bonos
11/23/2034	7.750%	MXN	33,500,000	1,537,541
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	601,977
Total				2,139,518
Netherlands 0.1%
Netherlands Government Bond(j),(k)
07/15/2031	0.000%	EUR	435,000	428,161
New Zealand 0.5%
New Zealand Government Bond
05/15/2034	4.250%	NZD	2,500,000	1,474,138
Spain 0.4%
Spain Government Bond(j)
10/31/2034	3.450%	EUR	250,000	292,099
04/30/2035	3.150%	EUR	750,000	852,322
Total				1,144,421
Sweden 0.5%
Sweden Government Bond(j)
05/11/2035	2.250%	SEK	10,000,000	1,028,673
Sweden Government Bond
03/30/2039	3.500%	SEK	3,910,000	452,302
Total				1,480,975
United Kingdom 0.5%
United Kingdom Gilt(j)
01/22/2044	3.250%	GBP	962,297	1,002,293
07/31/2054	4.375%	GBP	400,000	466,877
Total				1,469,170
Total Foreign Government Obligations (Cost $29,687,370)				28,846,099

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		953,524	947,043
Total Inflation-Indexed Bonds (Cost $942,826)				947,043

Residential Mortgage-Backed Securities - Agency 3.4%

United States 3.4%
Government National Mortgage Association TBA(l)
05/20/2055	3.500%		1,800,000	1,634,985
05/20/2055	4.000%		1,180,000	1,098,161
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(l)
05/15/2040	2.500%	1,000,000	928,997
05/15/2040 - 05/13/2055	3.000%	1,875,000	1,708,575
05/13/2055	3.500%	1,000,000	902,388
05/13/2055	4.000%	875,000	815,363
05/13/2055	4.500%	750,000	717,188
05/13/2055	5.000%	2,400,000	2,349,159
Total			10,154,816
Total Residential Mortgage-Backed Securities - Agency (Cost $10,052,431)			10,154,816

U.S. Treasury Obligations 0.5%

United States 0.5%
U.S. Treasury
08/15/2034	3.875%	600,000	588,000
11/15/2034	4.250%	1,060,000	1,068,447
Total			1,656,447
Total U.S. Treasury Obligations (Cost $1,659,185)			1,656,447

Money Market Funds 18.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(g),(m)	54,855,278	54,838,821
Total Money Market Funds (Cost $54,841,358)		54,838,821
Total Investments in Securities (Cost $272,678,914)		303,563,471
Other Assets & Liabilities, Net		(1,628,645)
Net Assets		$301,934,826
At April 30, 2025, securities and/or cash totaling $6,247,019 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
744,000 EUR	804,314 USD	Barclays	05/09/2025	—	(38,895)
58,051,000 SEK	6,027,515 USD	Barclays	05/09/2025	18,876	—
10,442,701 USD	16,604,000 AUD	Barclays	05/09/2025	193,805	—
6,809,116 USD	71,376,000 NOK	Barclays	05/09/2025	51,744	—
132,444 USD	177,000 SGD	Barclays	05/09/2025	3,130	—
323,260 USD	2,120,000 DKK	Barclays	06/11/2025	—	(605)
1,153,881 USD	872,000 GBP	Barclays	06/11/2025	8,408	—
10,850,000 NZD	6,213,470 USD	Citi	05/09/2025	—	(232,798)
129,907 USD	3,000,000 CZK	Citi	05/09/2025	6,306	—
4,684,886 USD	49,295,803 NOK	Citi	05/09/2025	53,564	—
317,348 USD	10,747,000 THB	Citi	05/09/2025	4,543	—
281,664,000 JPY	1,986,280 USD	Citi	06/11/2025	7,221	—
1,913,097 USD	18,481,000 SEK	Citi	06/11/2025	3,805	—
93,188 USD	85,000 EUR	Goldman Sachs International	05/09/2025	3,146	—
324,661 USD	1,435,000 MYR	Goldman Sachs International	05/09/2025	7,990	—
1,148,889 USD	935,000 CHF	Goldman Sachs International	06/11/2025	—	(10,312)
1,922,000 CNY	267,409 USD	HSBC	05/09/2025	2,268	—
6,753,000 GBP	9,048,784 USD	HSBC	05/09/2025	48,840	—
1,161,000 GBP	1,500,278 USD	HSBC	05/09/2025	—	(47,025)
6,395,956,000 IDR	386,159 USD	HSBC	05/09/2025	701	—
38,291,000 MXN	1,890,027 USD	HSBC	05/09/2025	—	(60,627)
7,614,000 NZD	4,525,429 USD	HSBC	05/09/2025	1,753	—
18,405,000 TWD	558,794 USD	HSBC	05/09/2025	—	(17,191)
7,399,513 USD	53,184,000 CNY	HSBC	05/09/2025	—	(62,771)
150,819 USD	555,000 ILS	HSBC	05/09/2025	1,720	—

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
734,296 USD	1,074,715,000 KRW	HSBC	05/09/2025	21,747	—
579,681 USD	5,736,000 SEK	HSBC	05/09/2025	14,031	—
1,107,665 USD	1,741,000 AUD	HSBC	06/11/2025	8,031	—
92,850 USD	156,000 NZD	HSBC	06/11/2025	—	(71)
23,500,000 JPY	157,824 USD	JPMorgan	05/09/2025	—	(6,669)
6,131,074 USD	5,382,000 CHF	JPMorgan	05/09/2025	395,495	—
2,848,000 CAD	1,994,996 USD	Morgan Stanley	05/09/2025	—	(71,635)
62,035,000 SEK	6,139,587 USD	Morgan Stanley	05/09/2025	—	(281,424)
8,307,830 USD	6,838,000 CHF	Morgan Stanley	05/09/2025	—	(15,618)
123,222 USD	849,000 DKK	Morgan Stanley	05/09/2025	5,691	—
15,552,587 USD	2,329,043,365 JPY	Morgan Stanley	05/09/2025	749,989	—
204,026 USD	790,000 PLN	Morgan Stanley	05/09/2025	4,933	—
2,884,000 CAD	2,080,719 USD	Morgan Stanley	06/11/2025	—	(15,664)
196,162,000 KRW	139,142 USD	Morgan Stanley	06/11/2025	1,066	—
51,982,000 TWD	1,613,496 USD	Morgan Stanley	06/11/2025	—	(20,583)
2,649,000 EUR	3,017,423 USD	State Street	05/09/2025	15,193	—
820,330,000 JPY	5,452,260 USD	State Street	05/09/2025	—	(289,794)
12,225,000 NZD	7,022,211 USD	State Street	05/09/2025	—	(240,979)
15,254,000 SEK	1,530,120 USD	State Street	05/09/2025	—	(48,764)
7,141,282 USD	5,526,709 GBP	State Street	05/09/2025	224,344	—
1,211,000 SGD	925,114 USD	State Street	06/11/2025	—	(4,237)
1,386,528 USD	1,217,000 EUR	State Street	06/11/2025	—	(4,333)
10,381,000 CHF	11,812,524 USD	UBS	05/09/2025	—	(776,163)
341,370 USD	300,000 CHF	UBS	05/09/2025	22,430	—
187,445 USD	165,000 EUR	UBS	06/11/2025	—	(48)
325,756 USD	3,428,000 NOK	UBS	06/11/2025	3,757	—
1,668,000 EUR	1,804,922 USD	Wells Fargo	05/09/2025	—	(85,497)
3,034,508 USD	4,782,000 AUD	Wells Fargo	05/09/2025	28,837	—
6,037,755 USD	8,351,000 CAD	Wells Fargo	05/09/2025	22,089	—
22,461,956 USD	20,749,634 EUR	Wells Fargo	05/09/2025	1,054,531	—
4,273,557 USD	7,648,000 NZD	Wells Fargo	05/09/2025	270,319	—
Total				3,260,303	(2,331,703)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	06/2025	JPY	42,195,000	5,556	—
Australian 10-Year Bond	109	06/2025	AUD	12,531,947	172,366	—
Canadian Government 10-Year Bond	30	06/2025	CAD	3,709,800	31,481	—
Euro-Bobl	5	06/2025	EUR	598,150	4,237	—
Euro-BTP	3	06/2025	EUR	360,870	2,752	—
Euro-Bund	42	06/2025	EUR	5,534,760	96,283	—
Euro-Buxl 30-Year	5	06/2025	EUR	620,500	—	(7,160)
Euro-OAT	71	06/2025	EUR	8,920,440	125,289	—
IBEX 35 Index	77	05/2025	EUR	10,200,344	690,288	—
Japanese 10-Year Government Bond	12	06/2025	JPY	1,687,800,000	231,757	—
Long Gilt	52	06/2025	GBP	4,863,040	75,659	—
S&P 500 Index E-mini	2	06/2025	USD	558,700	—	(355)
S&P/TSX 60 Index	16	06/2025	CAD	4,784,000	47,624	—
U.S. Long Bond	16	06/2025	USD	1,866,000	28,250	—
U.S. Treasury 10-Year Note	15	06/2025	USD	1,683,281	37,812	—
U.S. Treasury 5-Year Note	52	06/2025	USD	5,678,156	135,614	—
U.S. Treasury Ultra 10-Year Note	58	06/2025	USD	6,654,594	168,900	—
U.S. Treasury Ultra Bond	62	06/2025	USD	7,503,938	80,270	—
Total					1,934,138	(7,515)

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(22)	06/2025	AUD	(2,529,384)	—	(34,989)
Euro STOXX 50 Index	(58)	06/2025	EUR	(2,962,060)	122,778	—
FTSE 100 Index	(29)	06/2025	GBP	(2,454,560)	78,192	—
FTSE/MIB Index	(52)	06/2025	EUR	(9,636,120)	317,116	—
MSCI EAFE Index	(74)	06/2025	USD	(9,230,390)	—	(119,199)
MSCI Emerging Markets Index	(202)	06/2025	USD	(11,211,000)	361,063	—
Russell 2000 Index E-mini	(31)	06/2025	USD	(3,053,190)	141,072	—
U.S. Treasury 10-Year Note	(38)	06/2025	USD	(4,264,313)	—	(44,000)
Total					1,020,221	(198,188)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Pan American Silver Corp.	Morgan Stanley	USD	(161,152)	(64)	33.00	05/16/2025	(1,182)	(960)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 43	Morgan Stanley	06/20/2030	1.000	Quarterly	1.998	USD	2,000,000	(16,954)	—	—	—	(16,954)
CDX North America Investment Grade Index, Series 44	Morgan Stanley	06/20/2030	1.000	Quarterly	0.688	USD	13,275,000	(54,575)	—	—	—	(54,575)
iTraxx Europe Main Index, Series 43	Morgan Stanley	06/20/2030	1.000	Quarterly	0.682	EUR	9,550,000	(29,090)	—	—	—	(29,090)
Total								(100,619)	—	—	—	(100,619)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.550%	Total return on Russell 1000 Growth Index	Monthly	Goldman Sachs International	03/31/2026	USD	6,097,583	(3,361)	24,058	—	—	20,697	—
Total return on Russell 1000 Value Index	SOFR plus 0.750%	Monthly	Goldman Sachs International	03/31/2026	USD	6,103,479	(222,237)	(24,082)	—	—	—	(246,319)
Total							(225,598)	(24)	—	—	20,697	(246,319)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At April 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017 - 09/21/2020	290,936	422,857	—
Lukoil PJSC	01/25/2022 - 01/26/2022	2,750	225,708	—
			648,565	—

(e)	Valuation based on significant unobservable inputs.
(f)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(g)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	8,353,087	382,342	—	(50,498)	8,684,931	—	—	382,342	800,454
Columbia Short-Term Cash Fund, 4.503%
	56,615,327	132,127,920	(133,898,696)	(5,730)	54,838,821	—	254	1,698,924	54,855,278
Total	64,968,414			(56,228)	63,523,752	—	254	2,081,266

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $12,599,573, which represents 4.17% of total net assets.

(k)	Zero coupon bond.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2025 (Unaudited)
Currency Legend (continued)
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Global Opportunities Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT156_07_R01_(06/25)